SUPPLEMENTARY DATA (Summary Property and equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	$ 899,009	$ 385,993
Less: accumulated depreciation and amortization	(205,976)	(154,356)
Total property, buildings and equipment, net	693,033	231,637
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	446,799	155,510
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	81,246	50,866
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	108,693	76,507
Office, Computer and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	233,242	85,580
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	$ 29,029	$ 17,530